UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30,
2011
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 February 9, 2012
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   34
Form 13F Information Table Value Total:  $3,147 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	99	950 SH		SOLE			950
BLACKROCK CREDIT ALLOCAT I	COM	09255J101	148	15946 SH	SOLE			15946
BLACKROCK CREDIT ALLOCAT II	COM	09255H105	122	12440 SH	SOLE			12440
BLACKROCK CREDIT ALLOC III	COM	09249V103	260	24699 SH	SOLE			24699
NUVEEN MULTI-ST INC & GTH 2	COM	67073D102	79	9800 SH		SOLE			9800
VANGUARD S/T CORP BOND ETF	COM	92206C409	273	3500 SH		SOLE			3500
ZWEIG TOTAL RETURN FUND INC	COM	989837109	115	38000 SH	SOLE			38000
MFS INTERMARKET INC TRUST I	COM	59318R103	38	4550 SH		SHARED				4550
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	5	45 SH		SHARED				45
NUVEEN INS MA TF ADV MUNI	COM	67072F108	57	4125 SH		SHARED				4125
BLACKROCK CREDIT ALLOC IV	COM	092508100	109	8995 SH		SHARED				8995
APOLLO SENIOR FLOATING RATE	COM	037636107	45	2825 SH		SHARED				2825
NUVEEN TAX-ADVANTAGED FLOATI	COM	6706EV102	42	20300 SH	SHARED				20300
NUVEEN MULTI-CURRENCY SHORT-	COM	67090N109	32	2665 SH		SHARED				2665
PUTNAM PREMIER INCOME TRUST	COM	746853100	78	14980 SH	SHARED				14980
BLACKROCK CREDIT ALLOCAT I	COM	09255J101	171	18428 SH	SHARED				18428
PROSHARES ULTRASHORT 20+Y TR	COM	74347R297	216	11950 SH	SHARED				11950
AMERICAN STRATEGIC INC III	COM	03009T101	146	22445 SH	SHARED				22445
AMERICAN STRATEGIC INCOME II	COM	030099105	132	16385 SH	SHARED				16385
AMERICAN SELECT PORTFOLIO	COM	029570108	8	763 SH		SHARED				763
AMERICAN INCOME FUND INC	COM	02672T109	7	970 SH		SHARED				970
HELIOS STRATEGIC INCOME FUND	COM	42328A203	115	20960 SH	SHARED				20960
BLACKROCK CREDIT ALLOCAT II	COM	09255H105	127	12903 SH	SHARED				12903
DELAWARE INV MINN MUNI II	COM	24610V103	55	4100 SH		SHARED				4100
BLACKROCK CREDIT ALLOC III	COM	09249V103	143	13542 SH	SHARED				13542
POWERSHARES DB US DOL IND BU	COM	73936D107	183	8130 SH		SHARED				8130
JPMORGAN CHASE & CO		COM	06739H362	12	480 SH		SHARED				480
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A425	49	2000 SH		SOLE			2000
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A458	31	1325 SH		SOLE			1325
SPDR S&P 500 ETF TR		CALL	78462F903	64	400 SH		SOLE			400
SPDR S&P 500 ETF TR		PUT	78462F953	67	700 SH		SOLE			700
PROSHARES TR			CALL	74347R907	96	6149 SH		SOLE			6149
UNITED STATES OIL FUND LP	CALL	91232N908	11	225 SH		SOLE			225
UNITED STATES NATL GAS FUND	CALL	912318902	12	680 SH		SOLE			680